BUSINESS SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012
Business Segment Information, Income Before Income Taxes

Business segment information for the Company is as follows:

	Three Months Ended
	February 24, 2013	February 26, 2012
	(Dollars in thousands)
Net revenues:
Americas	$647,127	$647,294
Europe	296,587	289,452
Asia Pacific	202,964	228,215

Total net revenues	$1,146,678	$1,164,961

Operating income:
Americas	$132,463	$79,636
Europe	62,926	52,073
Asia Pacific	48,965	41,160

Regional operating income	244,354	172,869
Corporate expenses	62,899	62,658

Total operating income	181,455	110,211
Interest expense	(32,157)	(38,573)
Loss on early extinguishment of debt	(114)	—
Other income, net	6,066	1,172

Income before income taxes	$155,250	$72,810

Business segment information for the Company is as follows:

	Year Ended
	November 25, 2012	November 27, 2011	November 28, 2010
	(Dollars in thousands)
Net revenues:
Americas	$2,749,327	$2,715,925	$2,549,086
Europe	1,103,212	1,174,138	1,105,264
Asia Pacific	757,654	871,503	756,299

Total net revenues	$4,610,193	$4,761,566	$4,410,649

Operating income:
Americas	$431,552	$393,906	$402,530
Europe	178,313	182,306	163,475
Asia Pacific	66,839	108,065	86,274

Regional operating income	676,704	684,277	652,279
Corporate expenses(1)	342,725	347,884	270,918

Total operating income	333,979	336,393	381,361
Interest expense	(134,694)	(132,043)	(135,823)
Loss on early extinguishment of debt	(8,206)	(248)	(16,587)
Other income (expense), net	4,802	(1,275)	6,647

Income before income taxes	$195,881	$202,827	$235,598

(1)	Included in corporate expenses for the year ended November 25, 2012, is an $18.8 million impairment charge related to the Company’s decision in the third quarter to outsource distribution in Japan to a third-party and close its owned distribution center in that country.

Business Segment Information, Depreciation And Amortization Expense

	Year Ended
	November 25, 2012	November 27, 2011	November 28, 2010
	(Dollars in thousands)
Depreciation and amortization expense:
Americas	$43,368	$53,804	$51,050
Europe	21,891	23,803	25,485
Asia Pacific	12,887	12,878	11,798
Corporate	44,462	27,308	16,563

Total depreciation and amortization expense	$122,608	$117,793	$104,896

Business Segment Information, Aassets

	November 25, 2012
	Americas	Europe	Asia Pacific	Unallocated	Consolidated Total
	(Dollars in thousands)
Assets:
Trade receivables, net	$327,308	$113,405	$40,996	$18,963	$500,672
Inventories	270,019	126,018	96,969	25,854	518,860
All other assets	—	—	—	2,150,545	2,150,545

Total assets					$3,170,077

	November 27, 2011
	Americas	Europe	Asia Pacific	Unallocated	Consolidated Total
	(Dollars in thousands)
Assets:
Trade receivables, net	$404,401	$164,077	$66,779	$19,646	$654,903
Inventories	332,955	141,764	130,953	5,730	611,402
All other assets	—	—	—	2,013,250	2,013,250

Total assets					$3,279,555

Geographic Information

Geographic information for the Company was as follows:

	Year Ended
	November 25, 2012	November 27, 2011	November 28, 2010
	(Dollars in thousands)
Net revenues:
United States	$2,412,647	$2,380,096	$2,248,340
Foreign countries	2,197,546	2,381,470	2,162,309

Total net revenues	$4,610,193	$4,761,566	$4,410,649

Deferred tax assets:
United States	$647,767	$643,767	$646,050
Foreign countries	81,373	68,938	50,895

Total deferred tax assets	$729,140	$712,705	$696,945

Long-lived assets:
United States	$353,567	$365,907	$337,592
Foreign countries	123,977	152,874	169,557

Total long-lived assets	$477,544	$518,781	$507,149